Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,736,546	¥ 7,197,647
Maximum potential payout /Notional total	[1],[2]	256,731,733	279,734,884
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 14,592	¥ 2,351

[1]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.